Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable

4. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31,
	2011	2012
Billed accounts receivable	$52,119	$52,334
Unbilled accounts receivable	104,763	151,521
Less: Allowance for doubtful accounts	(4,219)	(1,653)

Total accounts receivable	$152,663	$202,202

Unbilled accounts receivable represents revenue that has been recognized in advance of billing. The Group generally uses the proportional performance method to recognize revenue from fixed-price basis contracts. Under this accounting method, revenue may be recognized in advance of billing the customer, which results in the recording of accounts receivable, unbilled. Once the Group meets the billing criteria under such contract, it bills the customer and reclassifies the unbilled accounts receivable to billed accounts receivable. Billing requirements vary by contract, but are generally structured around completion of certain implementation milestones or the completion of the project.

As of December 31, 2011 and 2012, billed accounts receivable with a carrying value of $10,833 and $10,919 respectively were pledged as collateral, for short term bank loans. The bank loans will expire at December 31, 2013.

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,
	2010	2011	2012
Balance at beginning of year	$423	$2,320	$4,219
Charge to expenses	2,515	2,438	209
Write-offs	(688)	(727)	(2,769)
Exchange rate differences	70	188	(6)

Balance at end of year	$2,320	$4,219	$1,653